UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                              FORM 13F
                        FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2011
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    Capital Advisors, Inc.
Address: 2200 South Utica Place
         Suite 150
         Tulsa, OK 74114
Form 13F File Number:     28-2644
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all require items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:     Lori A. Smith
Title:    Chief Financial Officer
Phone:    918-599-0045
Signature, Place, and Date of Signing:
     Lori A. Smith     Tulsa, OK     October 26, 2011
Report Type (Check only one):
[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     83
Form 13F Information Table Value Total:     $206,053
                                            (Thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE

        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                                                           INVESTMENT                     VOTING AUTHORITY
                                                                           DISCRETION                         (SHARES)
                                                                        -----------------  ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR              SHARED
           OF             OF       CUSIP        MARKET     PRINCIPAL   SOLE SHARED OTHER          SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT     (A)   (B)   (C) MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----- ----- ----- -- ------------ ------------ ------------
3DICON CORP            COMMON   88579F102         48,075    2,747,140    X                     2,747,140            0            0
3M CO                  COMMON   88579Y101        330,234        4,600    X                         4,600            0            0
A T & T INC (NEW)      COMMON   00206R102      7,262,103      254,632    X                       254,632            0            0
AAON INC               COMMON   000360206     14,462,264      918,239    X                       918,239            0            0
ABBOTT LABS            COMMON   002824100      7,566,010      147,947    X                       147,947            0            0
ALTRIA GROUP INC       COMMON   02209S103        414,958       15,478    X                        15,478            0            0
ANNALY MTG MGMT INC    COMMON   035710409      1,348,186       81,070    X                        81,070            0            0
APACHE CORP            COMMON   037411105        375,122        4,675    X                         4,675            0            0
APPLE COMPUTER INC     COMMON   037833100     11,230,637       29,452    X                        29,452            0            0
APPLIED MATLS INC      COMMON   038222105      4,221,506      407,678    X                       407,678            0            0
BANK OF AMERICA        COMMON   060505104         67,497       11,029    X                        11,029            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670108      1,174,800           11    X                            11            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670702        298,368        4,200    X                         4,200            0            0
BEST BUY INC           COMMON   086516101        424,037       18,199    X                        18,199            0            0
BHP BILLITON ADR       COMMON   088606108      3,792,727       57,085    X                        57,085            0            0
BLACKROCK INC          COMMON   09247X101      6,156,032       41,592    X                        41,592            0            0
BONANZA ROYALTIES, LL  COMMON   02636P995            883       15,800    X                        15,800            0            0
BP BPL 1/12, 20 PUT    OPTION   BLANK BLA         13,050          450    X                           450            0            0
BRISTOL MYERS SQUIBB   COMMON   110122108        235,727        7,512    X                         7,512            0            0
BROADCOM CORP          COMMON   111320107      4,422,410      132,845    X                       132,845            0            0
CELANESE CORP DEL SER  COMMON   150870103      3,304,560      101,585    X                       101,585            0            0
CHARLES SCHWAB CORP N  COMMON   808513105        330,775       29,350    X                        29,350            0            0
CHEVRONTEXACO CORP     COMMON   166764100        729,794        7,882    X                         7,882            0            0
CITIGROUP INC          COMMON   172967424      5,051,073      197,192    X                       197,192            0            0
CONOCOPHILLIPS         COMMON   20825C104      1,589,712       25,106    X                        25,106            0            0
DEEP ROCK OIL & GAS I  COMMON   243778107             40       50,000    X                        50,000            0            0
DIGITAL REALTY TRUST   COMMON   253868103        285,729        5,180    X                         5,180            0            0
ENBRIDGE ENERGY PARTN  COMMON   29250R106        335,683       12,220    X                        12,220            0            0
ENTERPRISE PRODS PART  COMMON   293792107        401,500       10,000    X                        10,000            0            0
ENZYME ENVIRONMENTAL   COMMON   294113105             72      715,000    X                       715,000            0            0
EXELON CORP            COMMON   30161N101        263,330        6,180    X                         6,180            0            0
EXXON MOBIL CORP       COMMON   30231G102      1,549,543       21,335    X                        21,335            0            0
FEDEX CORP             COMMON   31428X106      6,017,767       88,915    X                        88,915            0            0
FIFTH THIRD BANCORP    COMMON   316773100        467,378       46,275    X                        46,275            0            0
FIRSTENERGY CORP       COMMON   337932107        624,474       13,905    X                        13,905            0            0
FORD MTR CO DEL        COMMON   345370860      4,535,810      469,060    X                       469,060            0            0
GENERAL ELECTRIC       COMMON   369604103      7,162,346      470,588    X                       470,588            0            0
GENERAL MOTORS         COMMON   37045V100      4,532,832      224,620    X                       224,620            0            0
GEOGLOBAL RESOURCES I  COMMON   37249T109         10,524       43,850    X                        43,850            0            0
GOOGLE INC-CL A        COMMON   38259P508      4,638,450        9,006    X                         9,006            0            0
I B M                  COMMON   459200101        620,614        3,549    X                         3,549            0            0
INTEL CORP             COMMON   458140100      5,225,390      244,921    X                       244,921            0            0
J P MORGAN CHASE & CO  COMMON   46625H100        328,840       10,918    X                        10,918            0            0
JOHNSON CTLS INC       COMMON   478366107      2,415,202       91,589    X                        91,589            0            0
JOHNSON & JOHNSON      COMMON   478160104      8,442,262      132,552    X                       132,552            0            0
KIMBERLY CLARK CORP    COMMON   494368103      5,601,269       78,880    X                        78,880            0            0
KNIGHT CAPITAL GROUP   COMMON   499005106      3,242,975      266,692    X                       266,692            0            0
LOCKHEED MARTIN CORP   COMMON   539830109        261,504        3,600    X                         3,600            0            0
MERCK & COMPANY        COMMON   58933Y105        768,810       23,511    X                        23,511            0            0
MICROSOFT              COMMON   594918104        424,957       17,073    X                        17,073            0            0
NASDAQ STOCK MKT 2.50  CONVERT  631103AA6      1,303,688    1,275,000    X                     1,275,000            0            0
OCCIDENTAL PETE CORP   COMMON   674599105        283,315        3,962    X                         3,962            0            0
ONEOK INC NEW          COMMON   682680103        561,208        8,498    X                         8,498            0            0
ONEOK PARTNERS L P     COMMON   68268N103        643,356       13,800    X                        13,800            0            0
PARKER DRILLING CO     COMMON   701081101        197,550       45,000    X                        45,000            0            0
PAYCHEX INC            COMMON   704326107        454,909       17,251    X                        17,251            0            0
PEPSICO INC            COMMON   713448108     10,051,801      162,388    X                       162,388            0            0
PFIZER INC             COMMON   717081103        653,767       36,978    X                        36,978            0            0
PHILIP MORRIS INTL IN  COMMON   718172109        386,756        6,200    X                         6,200            0            0
PROCTER & GAMBLE COMP  COMMON   742718109      6,669,281      105,560    X                       105,560            0            0
QUALCOMM INC           COMMON   747525103      5,909,761      121,525    X                       121,525            0            0
RANGE RES LTD SHS      COMMON   Q80288105          3,888       25,000    X                        25,000            0            0
REN 12/17/2011, 15.00  OPTION   4T999W402         79,200          240    X                           240            0            0
RESOLUTE ENERGY CORP   COMMON   76116A108        295,360       26,000    X                        26,000            0            0
ROYAL DUTCH SHELL PLC  COMMON   780259107        208,550        3,361    X                         3,361            0            0
SANDRIDGE ENERGY INC   COMMON   80007P307      1,469,341      264,270    X                       264,270            0            0
SCHLUMBERGER           COMMON   806857108        349,127        5,845    X                         5,845            0            0
SPECTRA ENERGY CORP    COMMON   847560109      5,673,004      231,268    X                       231,268            0            0
SUNCOR ENERGY INC      COMMON   867224107      3,728,486      146,560    X                       146,560            0            0
TEXAS INSTRUMENTS      COMMON   882508104        218,903        8,214    X                         8,214            0            0
TOTAL FINA ELF S A AD  COMMON   89151E109        240,627        5,485    X                         5,485            0            0
TRANSOCEAN LTD         COMMON   H8817H100      4,114,472       86,185    X                        86,185            0            0
UNILIFE CORP NEW       COMMON   90478E103        147,000       35,000    X                        35,000            0            0
VERIZON COMMUNICATION  COMMON   92343V104        779,534       21,183    X                        21,183            0            0
VIEWCAST.COM INC       COMMON   926713108          2,700       20,000    X                        20,000            0            0
VISA INC CL A          COMMON   92826C839      7,652,053       89,268    X                        89,268            0            0
VODAFONE GROUP INC     COMMON   92857W209      6,296,584      245,385    X                       245,385            0            0
WAL MART STORES INC    COMMON   931142103      4,822,340       92,916    X                        92,916            0            0
WELLS FARGO & CO NEW   COMMON   949746101      4,319,410      179,080    X                       179,080            0            0
WILLIAMS CLAYTON ENER  COMMON   969490101        951,110       22,217    X                        22,217            0            0
WILLIAMS COS INC       COMMON   969457100        224,829        9,237    X                         9,237            0            0
WILLIAMS PARTNERS L P  COMMON   96950F104        553,519       10,205    X                        10,205            0            0
YUM BRANDS INC         COMMON   988498101      3,800,116       76,941    X                        76,941            0            0